Share-based Compensation and Stock Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended			12 Months Ended							12 Months Ended							12 Months Ended								24 Months Ended					12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013 management_dividend_award	Feb. 29, 2012		May 31, 2012	May 31, 2011		May 31, 2010		Feb. 28, 2013 LVB Acquisition, Inc. [Member]	May 31, 2012 LVB Acquisition, Inc. [Member]	May 31, 2012 Stock options [Member] sponsor	Dec. 31, 2011 Stock options [Member]	May 31, 2011 Stock options [Member]	May 31, 2010 Stock options [Member]	Jul. 31, 2012 Stock options [Member]	Jul. 30, 2012 Stock options [Member]	May 31, 2007 Stock options [Member]	May 31, 2012 Stock options [Member] Participant resigns without good reason [Member]	May 31, 2012 Stock options [Member] Participant terminated for any reason other than cause, death or disability, or by the participant with good reason [Member]	May 31, 2012 Stock options [Member] Participant terminated by reason of death or disability [Member]	May 31, 2010 Stock options [Member] Time-based options [Member]	May 31, 2010 Stock options [Member] Time-based options [Member] Minimum [Member]	May 31, 2010 Stock options [Member] Time-based options [Member] Maximum [Member]	May 31, 2010 Stock options [Member] Performance-based options [Member] Minimum [Member]	May 31, 2010 Stock options [Member] Performance-based options [Member] Maximum [Member]	May 31, 2012 Stock options [Member] New performance-based options [Member] Minimum [Member]	May 31, 2012 Stock options [Member] New performance-based options [Member] Maximum [Member]	May 31, 2012 Stock options [Member] New extended time-based options [Member]	May 31, 2012 Stock options [Member] New extended time-based options [Member] Minimum [Member]	May 31, 2012 Stock options [Member] New extended time-based options [Member] Maximum [Member]	May 31, 2012 Stock options [Member] Employee stock options [Member] Time-based options [Member]	May 31, 2012 Stock options [Member] Employee stock options [Member] Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 5.8	$ 3.5	$ 32.3	$ 12.2	[1]	$ 16.0	$ 12.7	[1]	$ 22.4	[1]
Maximum number of shares of common stock authorized																			37,520,000
Increase in authorized share pool (shares)														1,000,000
Exercise price of shares granted (usd per share)						$ 10.00	$ 10.00		$ 10.00				$ 10.00																	$ 10.00
Fair value of underlying stock													$ 7.88
Sharebased Compensation Arrangement By Share-based Payment Award, Options, Contractual Term													10 years
Award vesting period																								3 years	5 years	3 years	5 years	4 years	6 years		4 years	6 years	5 years	5 years
Sponsors with SEC periodic reporting requirements													3
Time based options as a percentage of total options granted																																	75.00%
Performance based options as a percentage of total options granted																																		25.00%
Shares available for issuance													3,768,292
Leverage award shares outstanding													504,500		504,500	769,500
Expiration period of vested awards																				30 days	90 days	1 year
Annual accretion of grant date exercise price																							10.00%
Weighted average fair value of options granted during the period													$ 1.76		$ 3.21	$ 3.28
Unrecognized share-based compensation expense													$ 7.8
Expected weighted average period of recognition													1 year 7 months 6 days
Purchase of aggregate shares of common stock																		29,532,500
Stock based compensation, new options granted																	29,821,500
Exercise price for stock options decreased to current fair value	$ 7.88		$ 7.88
Vesting schedule in excess of original vesting schedule			2 years
Management dividend awards vested per each restricted stock unit			1
Common stock, par value	$ 0		$ 0			$ 0	$ 0				$ 0.01	$ 0.01
Maximum number of shares of common stock	14,000,000		14,000,000

[1]	Certain amounts have been adjusted to conform to the current presentation.